Annual Operating Expenses {- Fidelity SAI Japan Stock Index Fund} - NF_10.31 Fidelity SAI International Index Funds Combo PRO-01 - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund
	May 19, 2021
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.14%

[1]	(a)Based on estimated amounts for the current fiscal year.